Ordinary shares	12 Months Ended
Dec. 31, 2025
Repurchase of shares
Ordinary shares
14.	Ordinary shares

The Company’s authorized share capital is designated into Class A ordinary shares and Class B ordinary shares. Holders of Class A ordinary shares and Class B ordinary shares have the same rights except for voting and conversion rights. Each Class A ordinary share is entitled to one vote and each Class B ordinary share is entitled to fifteen votes. In addition, certain matters including those related to the change of control of the Company require an additional approval by the holders of a majority of Class A ordinary shares voting as a separate class. Each Class B ordinary share is convertible into one Class A ordinary share at any time by the holder thereof. Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances. Class B ordinary shares will be automatically converted into the same number of Class A ordinary shares under certain circumstances, including any transfer of Class B ordinary shares by the holder thereof to any person or entity which is not an affiliate of such holder. The issued and outstanding Class B ordinary shares were held by the Chairman and CEO of the Company. As of December 31, 2025, all of the 366,981,615 treasury stocks are Class A ordinary shares.

At-the-Market Offering Agreements

On April 8, 2022, the Company entered into an At-the-market offering agreement, providing for a potential at-the-market equity offering program, with H.C. Wainwright & Co., LLC. For the year ended December 31, 2023, the Company issued 1,532,219 ADSs (22,983,285 Class A ordinary shares) with net proceeds of US$4,188. Effective November 10, 2023, the Company terminated its at-the-market offering agreement with H.C. Wainwright & Co., LLC.

On November 10, 2023, the Company entered into an At-the-market Issuance Sales Agreement with B. Riley Securities, Inc., pursuant to which the Company may issue up to US$68,000 of the ADSs. For the year ended December 31, 2023, the Company issued 31,347,044 ADSs (470,205,660 Class A ordinary shares) with net proceeds of US$61,242.

On December 23, 2024, the Company entered into an At-the-market offering agreement (the “2024 ATM Agreement”) with Macquarie Capital Limited, Keefe, Bruyette & Woods, Inc., China Renaissance Securities (Hong Kong) Limited, Compass Point Research & Trading, LLC, Craig-Hallum Capital Group LLC, Northland Securities, Inc., Rosenblatt Securities Inc., The Benchmark Company, LLC, and B. Riley Securities Inc. (“B. Riley”) as sales agents (the “sales agents”). The Company issued 50,000,000 ADSs (750,000,000 Class A Ordinary Shares) to its share depositary bank as a reserve in relation to the 2024 ATM Agreement. No consideration was received by the Company for this issuance of ordinary shares. These ordinary shares are legally issued but are treated as escrowed shares for accounting purpose, and therefore, have been excluded from the computation of net earnings (loss) per ordinary share for accounting purposes. For the year ended December 31, 2024, no ADS was utilized under the 2024 ATM Agreement. For the year ended December 31, 2025, the Company issued 21,088,579 ADSs (316,328,685 Class A Ordinary shares) with net proceeds of US$42,222. The Company terminated the 2024 ATM Agreement in October 2025.

On October 24, 2025, the Company entered into an At-the-market offering agreement (the “2025 ATM Agreement”) with Macquarie Capital Limited, Keefe, Bruyette & Woods, Inc., China Renaissance Securities (Hong Kong) Limited, Compass Point Research & Trading, LLC, Northland Securities, Inc., Rosenblatt Securities Inc., The Benchmark Company, LLC, B. Riley Securities Inc. (“B. Riley”) and CLSA Limited as sales agents (the “sales agents”), pursuant to which the Company may issue up to US$270,000 of the ADSs. The remaining ADSs as the reserve in relation to the 2024 ATM Agreement could be used as a reserve in relation to the 2025 ATM Agreement. For the year ended December 31, 2025, the Company issued 4,841,000 ADSs (72,615,000 Class A Ordinary shares) with net proceeds of US$7,248.

Registered Direct Offering

On November 3, 2025, the Company issued 63,660,477 ADSs (954,907,155 Class A ordinary shares) at price of US$1.13 per ADS to certain institutional investors, with net proceeds of US$70,730 after deducting issuance costs.